Business Combinations	12 Months Ended
Dec. 31, 2020
Landsea Homes [Member]
Entity Listings [Line Items]
Business Combinations

3.	Business Combinations

On January 15, 2020, the Company acquired 100% of the membership interest of Garrett Walker for cash consideration of approximately $133.4 million. Garrett Walker is a residential homebuilder located in Phoenix, Arizona focused on building entry-level, single-family detached homes in the Northwest Valley and Phoenix metropolitan. The total assets of Garrett Walker included approximately 20 projects (unaudited) and 1,750 lots (unaudited) in various stages of development.

In accordance with ASC Topic 805, Business Combinations, the assets acquired and liabilities assumed from our acquisition of Garrett Walker were measured and recognized at fair value as of the date of the acquisition to reflect the purchase price paid.

Acquired inventories consist of land, land deposits, and work in process inventories. The Company determined the estimate of fair value for acquired land inventory using a forecasted cash flow approach for the development, marketing, and sale of each community acquired. Significant assumptions included in our estimate were future development costs, construction and overhead costs, mix of products, as well as average selling price, and absorption rates. The Company estimated the fair value of acquired work in process inventories based upon the stage of production of each unit and a profit margin that a market participant would require to complete the remaining production and requisite selling efforts. On the acquisition date, the stage of production for each lot ranged from recently started lots to fully completed homes. The intangible asset acquired relates to the Garrett Walker trade name, which is estimated to have a fair value of $1.6 million and is being amortized over 3 years. Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed. Goodwill of $15.4 million was recorded on the consolidated balance sheets as a result of this transaction and is expected to be deductible for tax purposes over 15 years. The acquired goodwill is included in the Arizona reporting segment, refer to Note 13, Segment Information for additional information. The Company incurred transaction related costs of $0.7 million related to the Garrett Walker acquisition during the year ended December 31, 2020.

From the acquisition date, the Company’s results of operations include homebuilding revenues of $214.9 million, and income before tax inclusive of purchase price accounting and corporate G&A allocation, of $10.5 million, from the Garrett Walker acquisition in the accompanying consolidated statement of operations for the year ended December 31, 2020.

The following is a summary of the allocation of the purchase price based on the fair value of assets acquired and liabilities assumed (dollars in thousands).

Assets Acquired
Cash	$2,905
Real estate inventories	119,466
Goodwill	15,392
Trade name	1,600
Other assets	532
Total assets	$139,895

Liabilities Assumed
Accounts payable	$5,425
Accrued expenses	1,037
Total liabilities	6,462
Net assets acquired	$133,433

On June 20, 2019, the Company acquired 100% of the stock of Pinnacle West for cash consideration of $25.8 million. Pinnacle West is a residential homebuilder located in Phoenix, Arizona and was comprised of fifteen projects (unaudited) in various stages of development at the time of acquisition. Goodwill of $5.3 million was recorded on the consolidated balance sheets and is expected to be deductible for tax purposes over 15 years. The acquired goodwill is included in the Arizona reporting segment. The Company incurred transaction related costs of $1.1 million related to the Pinnacle West acquisition during the year ended December 31, 2019. The following is a summary of the allocation of the purchase price based on the fair value of assets acquired and liabilities assumed (dollars in thousands).

Assets
Cash	$2,208
Real estate inventories	39,584
Goodwill	5,315
Other assets	60
Total assets	$47,167

Liabilities
Accounts payable	$2,626
Notes payable	16,228
Accrued expenses and other liabilities	2,543
Total liabilities	21,397
Net assets acquired	$25,770

Unaudited Pro Forma Financial Information

Unaudited pro forma revenue and net income for the years ended December 31, 2020, 2019, and 2018 give effect to the results of the acquisition of Garrett Walker and Pinnacle West. The effect of the Garrett Walker and Pinnacle West acquisitions are reflected as though the acquisition date was as of January 1, 2019 and January 1, 2018, respectively. Unaudited pro forma net (loss) income adjusts the operating results of Garrett Walker and Pinnacle West to reflect the additional costs that would have been recorded assuming the fair value adjustments had been applied as of the beginning of the year preceding the year of acquisition including the tax-effected amortization of the acquired trade name and transaction related costs. The Pinnacle West financial information is derived from internal financial information that is unaudited.

	Year Ended December 31,
	2020	2019	2018
	(dollars in thousands)
Revenue	$737,060	$799,559	$428,089

Pretax (loss) income	$(12,051)	$35,336	$36,161
Benefit (provision) for income taxes	3,052	(7,625)	(4,035)
Net (loss) income	$(8,999)	$27,711	$32,126